OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
6.	OTHER NON-CURRENT ASSETS
All figures in USD ‘000	2025	2024
Fixture, Furniture and Equipment, Net	641	749
Other property, plant and equipment	1,710	1,819
Total as of December 31,	2,351	2,568